Condensed Consolidated Statement Of Equity (Parenthetical) (USD $)	12 Months Ended	2 Months Ended
	Dec. 31, 2012 Common Stock Issued [Member] Predecessor [Member]	Mar. 31, 2013 Accumulated Deficit [Member]	Mar. 31, 2013 Total Shareholder's Equity/ Parent's Net Investment [Member]	Mar. 31, 2013 Non Controlling Interest [Member]
Dividends declared per share		$ 0.16	$ 0.16	$ 0.16
Common stock par value	$ 0.01
Common stock issued, shares	100